REVENUE AND DEFERRED REVENUES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue
Revenue	¥ 6,433,363	$ 985,956	¥ 5,812,255	¥ 3,645,335
Xiaomi Wearable Products
Disaggregation Of Revenue
Revenue	4,438,081		4,193,665	2,439,534
Self-branded products and others
Disaggregation Of Revenue
Revenue	¥ 1,995,282		¥ 1,618,590	¥ 1,205,801